ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2020
Sale Of Business [Abstract]
Disclosure of detailed information about Sale Of Business
Details of the sale of businesses as follows:

2018
US$’000

Total sales consideration	36,481
Carrying amount of net assets sold	(34,289)
Reclassification of translation reserve to profit or loss	1,063
Gain on sale before income tax	3,255

Net cash inflow arising on disposal
Total sales consideration	36,481
Less: Net settlement of amount due to related parties	(3,229)
Cash consideration received	33,252
Cash and cash equivalents disposed of	(7,934)
25,318

Disclosure of detailed information about business combination
Assets and liabilities recognised at the date of acquisition

2020
US$’000

Cash and bank balances including restricted cash	15,774
Other receivables and prepayments	694
Due from related parties	2,512
Inventories	485
Ships, property, plant and equipment (Note 14)	243,883
Right-of-use assets (Note 15)	87
Bank loans (Note 26)	(125,517)
Other payables	(2,690)
Due to related parties	(33)
Lease liabilities (Note 25)	(90)
Fair value of net identifiable assets acquired	135,105

Net cash outflows arising on acquisition of IVS Bulk Pte. Ltd.

2020
US$’000

Total purchase consideration	(44,087)
Less: cash and bank balances including restricted cash	15,774
Payment for acquisition of subsidiary, net of cash acquired	(28,313)